Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net) (Tables)	12 Months Ended
Dec. 31, 2019
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)

	2017	2018	2019

Gains:
On disposal of tangible assets	6	7	16

	6	7	16